Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of maturity analysis of operating lease payments

Services agreements not to be terminated	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$
Within 1 year	79,375,436	89,490,342
Between 1 and 5 years	97,947,446	78,625,851
More than 5 years	–	5,911,139
Total	177,322,882	174,027,332

Schedule of purchase and supplies contracts

Purchase and supply agreements	Purchase and supply agreements	Purchase and contract related to wine and grape
	ThCh$	ThCh$
Within 1 year	376,401,828	10,803,781
Between 1 and 5 years	942,784,763	5,952,153
More than 5 years	13,090,393	–
Total	1,332,276,984	16,755,934

Schedule of trials and claims

Company	Court	Description	Status	Estimated accrued loss contingency
Cervecera CCU Chile Ltda.	Court of Appeal	Invoice collection	Appeal of sentence	ThCh$ 35,700
Transportes CCU Ltda.	Court of Appeal	Invoice collection	Appeal of sentence	ThCh$ 30,457
Transportes CCU Ltda.	Court of Appeal	Compensation for damages	Appeal of sentence	ThCh$ 72,000
Compañía Industrial Cervecera S.A.	Court of Appeal	Administrative claims of several municipalities for advertising and publicity fees.	Proceeding in administrative or judicial stage	US$ 20,000 (ThCh$ 17,542)

Schedule of CCC guarantees

Institution	Amount	Due date
Banco Colpatria	US$ 27,200,000	June 24, 2024
Banco Colpatria	US$ 4,000,000	July 19, 2024
Banco Colpatria	US$ 13,500,000	August 31, 2024
Banco Colpatria	US$ 4,289,340	September 6, 2024

Schedule of Cicsa guarantees

Institution	Amount	Due date
Banco Crédito de Perú	US$ 2,600,000	December 20, 2024